Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure
Financial Instruments with Off-Balance Sheet Credit Risk, Whose Contract Amounts Represent Potential Credit Risk	Financial instruments with off-balance sheet credit risk, whose contract amounts represent potential credit risk as of the end of the periods presented were as follows:
(In thousands)	December 31, 2021	December 31, 2020
Commitments to extend credit:
Credit card lines	$5,382,089	$5,226,660
Commercial and construction lines of credit	3,830,601	3,805,459
Other consumer unused credit commitments	250,229	257,312
Commercial letters of credit	3,260	1,864
Standby letters of credit	27,848	22,266
Commitments to originate or fund mortgage loans	95,372	96,786

Direct exposure to the Puerto Rico government by maturity	The following table details the loans and investments representing the Corporation’s direct exposure to the Puerto Rico government according to their maturities as of December 31, 2021:
(In thousands)	Investment Portfolio	Loans	Total Outstanding	Total Exposure
Central Government
After 1 to 5 years	$14	$-	$14	$14
After 5 to 10 years	1	-	1	1
After 10 years	38	-	38	38
Total Central Government	53	-	53	53
Municipalities
Within 1 year	4,240	68,650	72,890	72,890
After 1 to 5 years	14,395	70,962	85,357	103,546
After 5 to 10 years	11,280	123,521	134,801	134,801
After 10 years	230	55,257	55,487	55,487
Total Municipalities	30,145	318,390	348,535	366,724
Total Direct Government Exposure	$30,198	$318,390	$348,588	$366,777